LEASES - Schedule of Components of Lease Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Fixed rental and other property income	$ 64,060	$ 51,423	$ 130,601	$ 108,096	$ 221,445	$ 342,453	$ 368,847
Variable rental and other property income	11,242	8,680	21,631	20,443	40,085	50,771	60,789
Total rental and other property income	$ 75,302	$ 60,103	$ 152,232	$ 128,539	$ 261,530	$ 393,224	$ 429,636